REVENUES (Tables)	12 Months Ended
Dec. 31, 2017
Revenue from Contract with Customer [Abstract]
Revenue From Contracts With Customers, Disaggregated By Geographical Region
The following table shows, by segment, revenue from contracts with customers disaggregated by geographical region, revenue from leases and total revenue for the years ended December 31, 2017, 2016 and 2015:

(In thousands)	Americas(1)	International(1)	Consolidated
Year Ended December 31, 2017
Revenue from contracts with customers:
United States	$429,475	$—	$429,475
Other Americas	10,927	57,738	68,665
Europe	—	771,893	771,893
Asia-Pacific and other	578	9,966	10,544
Total	440,980	839,597	1,280,577
Revenue from leases	720,079	588,046	1,308,125
Revenue, total	$1,161,059	$1,427,643	$2,588,702

Year Ended December 31, 2016
Revenue from contracts with customers:
United States	$418,378	$—	$418,378
Other Americas	19,191	47,313	66,504
Europe	—	714,477	714,477
Asia-Pacific and other	842	117,251	118,093
Total	438,411	879,041	1,317,452
Revenue from leases	748,769	613,601	1,362,370
Revenue, total	$1,187,180	$1,492,642	$2,679,822

Year Ended December 31, 2015
Revenue from contracts with customers:
United States	$444,371	$—	$444,371
Other Americas	22,647	43,903	66,550
Europe	—	717,156	717,156
Asia-Pacific and other	994	128,870	129,864
Total	468,012	889,929	1,357,941
Revenue from leases	797,255	651,008	1,448,263
Revenue, total	$1,265,267	$1,540,937	$2,806,204
(1) Due to a re-evaluation of the Company’s segment reporting in 2018, its operations in Latin America are included in the International segment results for all periods presented. See Note 1, Summary of Significant Accounting Policies.

Schedule of Contract Assets and Liabilities
The following tables show the changes in the Company’s contract balances from contracts with customers for the years ended December 31, 2017, 2016 and 2015 and provide a reconciliation of the ending balances to the Consolidated Balance Sheets:

	Years Ended December 31,
(In thousands)	2017	2016	2015
Accounts receivable from contracts with customers:
Beginning balance, net of allowance	$292,863	$354,422	$364,082
Additions (collections), net, and other	54,307	(57,920)	(3,118)
Bad debt, net of recoveries	(2,740)	(3,639)	(6,542)
Ending balance, net of allowance	344,430	292,863	354,422
Accounts receivable from leases, net of allowance	315,033	300,207	343,161
Total accounts receivable, net of allowance	$659,463	$593,070	$697,583

	Years Ended December 31,
(In thousands)	2017	2016	2015
Deferred income from contracts with customers:
Beginning balance	$28,067	$38,096	$37,119
Revenue recognized, included in beginning balance	(27,094)	(35,933)	(34,480)
Additions, net of revenue recognized during period, and other	26,948	25,904	35,457
Ending balance	27,921	28,067	38,096
Deferred income from leases	38,514	41,587	53,420
Total deferred income	66,435	69,654	91,516
Less: Non-current portion, included in other long-term liabilities	7,257	2,649	105
Total deferred income, current portion	$59,178	$67,005	$91,411

Schedule of Future Minimum Rental Commitments
As of December 31, 2017, the Company’s future minimum rentals under non-cancelable operating leases were as follows:

(In thousands)
2018	$280,940
2019	34,395
2020	17,155
2021	12,004
2022	8,552
Thereafter	7,197
Total minimum future rentals	$360,243
As of December 31, 2017, the Company’s future minimum rental commitments under non-cancelable operating lease agreements with terms in excess of one year, minimum payments under non-cancelable contracts in excess of one year, capital expenditure commitments and employment contracts consist of the following:

(In thousands)			Capital
	Non-Cancelable	Non-Cancelable	Expenditure
	Operating Lease	Contracts	Commitments
2018	$359,175	$393,980	$38,444
2019	318,213	343,578	7,928
2020	290,081	291,036	2,771
2021	253,979	255,356	4,499
2022	211,110	162,062	4,591
Thereafter	1,169,871	393,599	9,877
Total	$2,602,429	$1,839,611	$68,110